Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenues:
Products and licenses	$ 503,475		$ 444,400		$ 361,633
Software updates, maintenance and subscriptions	743,511		653,468		562,784
Total revenues	1,246,986		1,097,868		924,417
Operating expenses:
Cost of products and licenses	81,043	[1],[2]	75,426	[1],[2]	61,495	[1],[2]
Cost of software updates, maintenance and subscriptions	63,469	[1],[2]	55,721	[1],[2]	43,551	[1],[2]
Amortization of technology	31,171	[1]	32,826	[1]	28,224	[1]
Total cost of revenues	175,683	[1]	163,973	[1]	133,270	[1]
Research and development	110,147	[1]	105,748	[1]	89,743	[1]
Selling and marketing	253,800	[1]	235,301	[1]	220,877	[1]
General and administrative	65,182	[1]	57,244	[1]	56,409	[1]
Restructuring and other acquisition related costs			588	[1]	9,101	[1]
Total operating expenses	604,812		562,854		509,400
Operating income	642,174		535,014		415,017
Financial income, net	39,023		30,164		32,058
Net gain (impairment net of gains) on sale of marketable securities previously impaired	2,017		(785)		(1,277)
Income before taxes on income	683,214		564,393		445,798
Taxes on income	139,248		111,567		88,275
Net income	$ 543,966		$ 452,826		$ 357,523
Basic earnings per Ordinary share	$ 2.63		$ 2.18		$ 1.71
Diluted earnings per Ordinary share	$ 2.54		$ 2.13		$ 1.68

[1]	*) Includes stock-based compensation to employees in the following items: Cost of products and licenses $ 47 $ 49 $ 58 Cost of software updates, maintenance and subscriptions $ 641 $ 984 $ 909 Research and development $ 6,649 $ 7,325 $ 7,471 Selling and marketing $ 5,032 $ 7,279 $ 7,888 General and administrative $ 18,538 $ 19,543 $ 23,509
[2]	Not including amortization of technology shown separately below.